Advances from the Federal Home Loan Bank (Tables)	12 Months Ended
Jun. 30, 2020
Federal Home Loan Banks [Abstract]
Schedule of advances from the federal home loan bank
Maturing year ending June 30
(in thousands)
2021	$28,342
2022	6,307
2023	12,679
2024	3,659
2025	3,643
2026	31
2027	22
2028-2032	32
$54,715